PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and right-of-use assets [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Land	500,000	500,000
Leasehold improvements	2,057,964	2,027,182
Furniture and fixtures	361,580	361,580
Computer equipment	6,659	6,659
Machinery and equipment	2,419,927	2,399,226
	5,346,130	5,294,647
Less: accumulated depreciation	(1,955,197)	(1,861,553)
	3,390,933	3,433,094

	January 31, 2024	January 31, 2023
	$	$
Land	500,000	1,330,000
Leasehold improvements	2,027,182	1,775,896
Furniture and fixtures	361,580	468,696
Computer equipment	6,659	6,659
Machinery and equipment	2,399,226	2,450,919
	5,294,647	6,032,170
Less: accumulated depreciation	(1,861,553)	(1,347,052)
	3,433,094	4,685,118